Gold Loan Payable and Gold in Trust (Details 1)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Gold in trust, amount	$ 915,995
Sale of gold in trust, amount			$ 818,360
Gain on sale, amount			19,413
Change in fair value through profit & loss, amount	(6,518)	(35,775)	$ 199,379
Gold in trust, amount	$ 974,397	$ 915,995
Gold loan [member]
IfrsStatementLineItems [Line Items]
Gold in trust, opening balance	397	397
Gold in trust, amount	$ 915,995	$ 955,781
Sale of gold in trust, ounces
Sale of gold in trust, amount
Gain on sale, amount
Change in fair value through profit & loss, amount	(6,518)	(35,775)
Foreign exchange difference, amount	$ 64,920	$ (4,011)
Gold in trust, closing balance	397	397	397
Gold in trust, amount	$ 974,397	$ 915,995	$ 955,781